Share-based payments - Derivative financial liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Derivative financial liabilities	£ 112,799
Mudrick
Disclosure of financial liabilities [line items]
Derivative financial liabilities	£ 112,799	£ 0